Common Stock (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Offsetting Assets [Line Items]
Exercise Price	$ 2.84
Number of warrants outstanding	1,846,168
Exercise Price		$ 2.84
Number of warrants outstanding		1,846,168
Stock Option 1 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 2.00
Number of warrants outstanding	288,500
Remaining contractual term	4 months 17 days
Warrant expiry date	Oct. 18, 2022	Oct. 18, 2022
Exercise Price		$ 2.00
Number of warrants outstanding		288,500
Remaining contractual term		7 months 20 days
Stock Option 2 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 3.00
Number of warrants outstanding	50,000
Remaining contractual term	4 months 17 days
Warrant expiry date	Oct. 18, 2022	Oct. 18, 2022
Exercise Price		$ 3.00
Number of warrants outstanding		50,000
Remaining contractual term		7 months 20 days
Stock Option 3 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 3.00
Number of warrants outstanding	1,507,668
Remaining contractual term	7 months 13 days
Warrant expiry date	Jan. 12, 2023	Jan. 12, 2023
Exercise Price		$ 3.00
Number of warrants outstanding		1,507,668
Remaining contractual term		10 months 13 days